As filed with the Securities and Exchange Commission on May 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31,  2010

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Biofuel: 0.3%
25,000	FutureFuel Corp.	$170,250

	Biomass: 1.7%
88,387	Boralex, Inc.*	923,336

	Efficiency: 9.8%
146,000	Applied Intellectual Capital Ltd.*†^	-
760,987	Carmanah Technologies Corp.*†	531,975
3,098,900	Composite Technology Corp.*	839,802
109,405	LSB Industries, Inc.*	1,667,332
84,428	Nevaro Capital Corp.*†^	-
4,445,888	Thermal Energy International, Inc.	284,530
68,700	WaterFurnace Renewable Energy, Inc.	1,933,868
		5,257,507

	Geothermal: 6.4%
16,068,000	Energy Development Corp/Philippines	1,777,827
351,369	Geodynamics Ltd.*	201,521
52,119	Ormat Technologies, Inc.	1,466,629
		3,445,977

	Hydro: 3.2%
104,958	Cia Energetica de Minas Gerais	1,746,501

	Solar: 49.4%
75,000	Canadian Solar, Inc.*	1,824,000
15,000	First Solar, Inc.*	1,839,750
339,000	JA Solar Holdings Co Ltd.*	1,901,790
127,200	LDK Solar Co., Ltd. - ADR*	834,432
115,680	MEMC Electronic Materials, Inc.*	1,773,374
43,040	Phoenix Solar AG	1,830,586
2,153,501	PV Crystalox Solar PLC	1,568,607
172,500	Renesola Ltd. - ADR*	1,022,925
412,683	Renewable Energy Corp. ASA*	1,930,372
14,290	SMA Solar Technology AG	1,751,557
107,754	Solarworld AG	1,624,940
79,800	STR Holdings, Inc.*	1,875,300
100,920	SunPower Corp.*	1,689,401
118,011	Suntech Power Holdings Co., Ltd. - ADR*	1,654,514
71,300	Trina Solar Ltd. - ADR*	1,740,433
136,900	Yingli Green Energy Holding Co., Ltd. - ADR*	1,744,106
		26,606,087

1

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Wind: 28.4%
14,700	Acciona SA	1,630,267
1,052,668	Clipper Windpower PLC*	1,589,433
222,600	EDP Renovaveis SA*	1,739,297
127,882	Gamesa Corp Tecnologica SA	1,753,157
244,600	Greentech Energy Systems*	847,611
1,182,300	Hansen Transmissions International NV*	1,624,590
409,000	Iberdrola Renovables SA	1,698,689
115,280	Innergex Renewable Energy Inc*†	919,380
420,647	Theolia SA*	1,738,539
32,215	Vestas Wind Systems A/S*	1,750,498
		15,291,461

	Total Common Stock	53,441,119
	(cost $75,345,104)

	Warrants: 0.0% #
25,000	FutureFuel Corp. 6.00 Exp 7/12/2010*†^	20,250
	(cost $30,750)

Par Value	Convertible Bonds: 0.7%
	Solar: 0.7%
277,500	SAG Solarstrom 7/30/10 6.85%*†^	374,807

	Total Investments in Securities	53,836,176
	(cost $75,758,180): 99.9%

	Other Assets less Liabilities: 0.1%	37,074

	Net Assets: 100%	$53,873,250

* Non-income producing.
# Less than 0.1% of net assets.
† Illiquid. Illiquid securities represent 3.4% of net assets.
^ Fair value under direction of the Board of Trustees. Fair valued securities represent 0.7% of net assets.
ADR - American Depository Receipt
2

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 100.0%	Value

	China: 30.0%
816,000	Angang Steel Co., Ltd.	1,496,582
279,000	China Shenhua Energy Co., Ltd.	1,205,583
948,000	China Shipping Development Co., Ltd.	1,548,204
376,000	Dongfang Electric Corp., Ltd.	2,140,477
794,000	iShares FTSE/Xinhua A50 CHINA Index ETF	1,405,102
670,000	Jiangxi Copper Co., Ltd.	1,513,578
22,250	Perfect World Co., Ltd. - ADR*	833,262
1,490,000	PetroChina Co., Ltd.	1,742,499
1,714,000	Shenzhen Expressway Co., Ltd.	900,682
16,650	Sohu.com, Inc.*	909,090
198,000	Weichai Power Co., Ltd.	1,657,597
616,800	Yanzhou Coal Mining Co., Ltd.	1,483,958
		16,836,614

	Hong Kong: 20.2%
618,000	Chen Hsong Holdings	230,827
110,500	China Mobile Ltd.	1,063,123
772,000	CNOOC Ltd.	1,270,716
2,478,000	Denway Motors Ltd.	1,318,111
139,131	Esprit Holdings Ltd.	1,097,566
3,306,000	Global Bio-Chem Technology Group Co., Ltd.	830,306
129,266	HSBC Holdings PLC	1,316,926
286,000	Kingboard Chemical Holdings Ltd.	1,302,135
1,248,000	Kunlun Energy Co., Ltd.	1,752,030
1,457,000	Pacific Basin Shipping Ltd	1,159,708
		11,341,448

	Indonesia: 8.1%
497,000	Indo Tambangraya Megah PT	2,078,230
2,111,000	International Nickel Indonesia Tbk PT	1,096,156
1,522,000	Telekomunikasi Indonesia Tbk PT	1,346,459
		4,520,845

	Malaysia: 2.1%
166,700	DiGi.Com Bhd	1,153,920

	Singapore: 5.6%
1,084,000	Indofood Agri Resources Ltd*	1,735,702
901,000	Straits Asia Resources Ltd	1,391,158
		3,126,860

1

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 100.0%	Value

	South Korea: 10.3%
15,255	Hyundai Mobis	2,022,405
3,970	POSCO	1,852,632
2,635	Samsung Electronics Co., Ltd.	1,905,016
		5,780,053

	Taiwan: 13.4%
1,307,550	China Steel Corp.	1,352,510
150,750	HTC Corp.	1,761,076
1,029,000	Lite-On Technology Corp.	1,365,714
2	Shin Zu Shing Co., Ltd.	8
830,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,607,311
782,844	Wistron Corp.	1,422,322
		7,508,941

	Thailand: 10.4%
234,500	Electricity Generating PCL/Foreign	581,989
814,000	Glow Energy PCL/Foreign	969,197
1,713,716	Mermaid Maritime PCL*	845,251
239,000	PTT Exploration & Production PCL/Foreign	1,097,619
165,700	PTT PCL/Foreign	1,342,613
1,347,100	Thoresen Thai Agencies PCL/Foreign	1,012,356
		5,849,025

	Total Common Stocks	56,117,706
	(cost $45,576,351)

	Total Investments in Securities	$56,117,706
	(cost $45,576,351)

	Liabilities in Excess of Other Assets: (0.0%)#	(19,064)

	Net Assets: 100.0%	$56,098,642

* Non-income producing.
# Less than 0.1% of net assets.
ADR - American Depository Receipt

2

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Industry	% of Net Assets

Coal	10.9%
Steel - Producers	8.4%
Oil Company - Exploration & Production	7.3%
Transportation - Marine	6.6%
Computers	5.7%
Oil Company - Integrated	5.5%
Telecommunication Services	4.5%
Power Conversion/Supply Equipment	3.8%
Auto/Truck Parts & Equipment -Original	3.6%
Electronic Components - Semiconductor	3.4%
Agricultural Operations	3.1%
Auto/Truck Parts & Equipment - Replacements	3.0%
Semiconductor Components - Integrated Circuits	2.9%
Electric - Generation	2.8%
Metal - Copper	2.7%
Exchange Traded Fund ("ETF")	2.5%
Computers - Peripheral Equipment	2.4%
Auto-Cars/Light Trucks	2.3%
Diversified Banking Institutions	2.3%
Chemicals - Other	2.3%
Retail - Apparel/Shoe	2.0%
Non-Ferrous Metals	2.0%
Cellular Telecommunications	1.9%
Web Portals/ISP	1.6%
Public Thoroughfares	1.6%
Oil - Field Services	1.5%
Internet Content - Entertainment	1.5%
Agricultural Biotech	1.5%
Machinery - General Industry	0.4%
Metal Processors & Fabricators	0.0%
Total Investments in Securities	100.0%
Liabilities in Excess of Other Assets	0.0%
Net Assets	100.0%

3

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 100.2%	Value

	Australia: 3.4%
85,099	Incitec Pivot Ltd.	$270,976

	China: 14.0%
107,801	Angang Steel Co., Ltd.	197,712
146,000	China Shipping Development Co., Ltd.	238,436
444,000	People's Food Holdings Ltd.	188,842
56,000	PetroChina Co., Ltd.	65,490
1,560	PetroChina Co., Ltd. - ADR	182,863
102,000	Yanzhou Coal Mining Co., Ltd.	245,402
		1,118,745

	Hong Kong: 22.4%
100,500	BOC Hong Kong Holdings Ltd.	239,722
29,000	CLP Holdings Ltd.	207,296
30,284	Esprit Holdings Ltd.	238,902
6,024	HSBC Holdings PLC - ADR	305,357
98,000	Industrial & Commercial Bank of China Asia Ltd.	245,371
1,279,000	Modern Beauty Salon Holdings Ltd.	113,663
251,300	Pacific Basin Shipping Ltd.	200,024
23,000	VTech Holdings Ltd.	248,833
		1,799,168

	Indonesia: 3.1%
276,500	Telekomunikasi Indonesia Tbk PT	244,610

	Malaysia: 4.1%
47,300	DiGi.Com Bhd	327,417

	Philippines: 3.6%
13,040	Globe Telecom, Inc.	288,559

	Singapore: 2.1%
12,000	United Overseas Bank Ltd.	164,867

1

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 100.2%	Value

	South Korea: 8.7%
5,070	KB Financial Group, Inc.	244,661
4,020	KT&G Corp.	222,415
490	POSCO	228,662
		695,738

	Taiwan: 23.8%
235,788	China Steel Corp.	243,896
219,388	Compal Electronics, Inc.	287,032
100,400	Depo Auto Parts Ind Co., Ltd.	245,641
24,700	HTC Corp.	288,548
213,000	Lite-On Technology Corp.	282,699
40,000	St Shine Optical Co., Ltd.	290,950
140,000	Taiwan Semiconductor Manufacturing Co., Ltd.	271,113
		1,909,879

	Thailand: 15.1%
204,500	Glow Energy PCL/Foreign	243,490
81,800	PTT Chemical PCL/Foreign	240,328
31,000	PTT PCL/Foreign	251,183
410,900	Thai Plastic & Chemical PCL/Foreign	240,173
315,340	Thoresen Thai Agencies PCL/Foreign	236,980
		1,212,154

	Total Common Stock	8,032,113
	(cost $8,358,212)
	Total Investments in Securities	8,032,113
	(cost $8,358,212)

	Liabilities in Excess of Other Assets: (0.2%)	(15,661)

	Net Assets: 100%	$8,016,452

ADR - American Depository Receipt

2

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at March 31, 2009 (Unaudited)

Industry	% of Net Assets

Telecommunication Services	10.6%
Transportation - Marine	8.4%
Steel - Producers	8.4%
Commercial Banks	8.1%
Computers	7.2%
Oil Company - Integrated	6.2%
Diversified Banking Institutions	3.8%
Oil - Field Services	3.6%
Computers - Peripheral Equipment	3.5%
Semiconductor Components - Integrated Circuits	3.4%
Agricultural Chemicals	3.4%
Telecommunication Equipment	3.1%
Auto/Truck Parts & Equipment - Replacements	3.1%
Coal	3.1%
Diversified Financial Services	3.1%
Electric - Generation	3.0%
Petrochemicals	3.0%
Chemicals - Plastics	3.0%
Retail - Apparel/Shoe	3.0%
Tobacco	2.8%
Electric - Integrated	2.6%
Food - Meat Products	2.4%
Retail - Hair Salons	1.4%
Total Investments in Securities	100.2%
Liabilities in Excess of Other Assets	(0.2%)
Net Assets	100.0%

3

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Agricultural Biotech: 0.9%
8,762,000	Global Bio-Chem Technology Group Co., Ltd.	$2,200,586

	Agricultural Operations: 1.5%
3,496,272	Chaoda Modern Agriculture Holdings Ltd.	3,724,013

	Airlines: 2.2%
2,556,000	Cathay Pacific Airways Ltd.*	5,385,731

	Auto/Truck Parts & Equipment: 4.9%
1,428,800	Weichai Power Co., Ltd.	11,961,490

	Auto-Cars/Light Trucks: 4.6%
9,314,000	Denway Motors Ltd.	4,954,351
3,840,000	Dongfeng Motor Group Co., Ltd.	6,241,530
		11,195,881

	Batteries - Battery System: 4.4%
1,064,600	BYD Co., Ltd.	10,605,894

	Cellular Telecom: 3.1%
789,000	China Mobile Ltd.	7,590,984

	Chemicals-Other: 2.3%
1,241,000	Kingboard Chemical Holdings Ltd.	5,650,172

	Coal: 6.7%
2,615,000	China Coal Energy Co.	4,082,017
5,071,200	Yanzhou Coal Mining Co., Ltd.	12,200,794
		16,282,811

	Commercial Banks: 11.2%
2,577,000	BOC Hong Kong Holdings Ltd.	6,146,896
6,824,000	China Construction Bank Corp.	5,589,805
244,650	Dah Sing Financial Holdings Ltd.	1,339,167
614,691	HSBC Holdings PLC	6,262,299
8,123,000	Industrial & Commercial Bank of China	6,193,536
188,400	Wing Hang Bank Ltd.	1,722,819
		27,254,522

	Computers: 2.6%
9,310,000	Lenovo Group Ltd.	6,427,098

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Distribution/Wholesale: 2.0%
2,835,000	Digital China Holdings Ltd.	4,812,480

	Electronic Components-Semiconductor: 1.3%
510,800	Renesola Ltd. - ADR*	3,029,044

	Energy-Alternate Sources: 2.2%
215,400	Trina Solar Ltd. - ADR*	5,257,914

	Exchange Traded Funds (ETFs): 3.0%
4,146,000	iShares FTSE/Xinhua A50 CHINA Index ETF	7,336,966

	Gas-Distribution: 3.1%
1,080,000	Beijing Enterprises Holdings Ltd.	7,504,395

	Internet Application Software: 2.8%
337,000	Tencent Holdings Ltd.	6,762,353

	Internet Content-Entertainment: 1.9%
120,900	Perfect World Co., Ltd. - ADR*	4,527,705

	Machinery-General Industries: 0.5%
3,510,000	Chen Hsong Holdings	1,311,009

	Metal-Copper: 2.4%
2,550,000	Jiangxi Copper Co., Ltd.	5,760,634

	Oil - Integrated: 3.3%
6,796,000	PetroChina Co., Ltd.	7,947,668

	Oil & Gas-Exploration & Production: 7.8%
6,189,000	CNOOC Ltd.	10,187,129
6,210,000	Kunlun Energy Co., Ltd.	8,718,035
		18,905,164

	Power Conversion / Supply Equipment: 3.3%
1,426,000	Dongfang Electric Corp., Ltd.	8,117,874

	Public Thoroughfares: 1.1%
5,204,000	Shenzhen Expressway Co., Ltd.	2,734,626

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 99.2%	Value

	Real Estate: 2.8%
11,744,000	Soho China Ltd.	6,655,324

	Real Estate Management/Service: 3.2%
7,184,000	Midland Holdings Ltd.	7,864,765

	Retail-Apparel/Shoe: 1.5%
431,984	Esprit Holdings Ltd.	3,407,801
698,000	Glorious Sun Enterprises Ltd.	249,021
		3,656,822

	Retail-Hair Salons: 0.1%
2,188,000	Modern Beauty Salon Holdings Ltd.	194,445

	Steel-Producers: 2.1%
2,755,000	Angang Steel Co Ltd.	5,052,800

	Telecommunication Equipment: 3.2%
715,000	VTech Holdings Ltd.	7,735,454

	Transportation - Marine: 4.0%
3,852,000	China Shipping Development Co., Ltd.	6,290,802
4,240,000	Pacific Basin Shipping Ltd.	3,374,853
		9,665,655

	Web Portals/ISP: 3.1%
104,540	Netease.com - ADR*	3,708,034
69,900	Sohu.com Inc - ADR*	3,816,540
		7,524,574

	Total Common Stocks	240,636,853
	(costs $164,426,393)
	Total Investments in Securities	240,636,853
	(costs $164,426,393)

	Other Assets less Liabilities: 0.8%	1,893,844

	Net Assets: 100%	$242,530,697

* Non-income producing.
ADR - American Depository Receipt

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 98.1%	Value

	Machinery-General Industries: 0.1%
91,478	Shandong Molong Petroleum Machinery Co., Ltd.	$114,285

	Oil & Gas - Drilling: 8.9%
154,570	Patterson-UTI Energy, Inc.	2,159,343
39,091	Transocean Ltd.*	3,376,681
73,397	Unit Corp.*	3,103,225
		8,639,249

	Oil & Gas - Exploration & Production: 35.9%
99,000	Afren PLC*	153,688
30,370	Anadarko Petroleum Corp.	2,211,847
31,309	Apache Corp.	3,177,864
45,100	Canadian Natural Resources Ltd.	3,337,928
138,700	Chesapeake Energy Corp.	3,278,868
91,089	Coastal Energy Co.*	390,132
222,750	Dragon Oil Plc*	1,636,028
35,236	EnCana Corp.	1,096,300
54,128	Falkland Oil & Gas Ltd.*	106,387
59,400	Forest Oil Corp.*	1,533,708
72,700	Gazprom OAO - ADR	1,696,091
2,026	Insignia Energy Ltd.*	4,010
370,660	JKX Oil & Gas PLC	1,586,180
64,286	Newfield Exploration Co.*	3,346,086
133,421	Nexen, Inc.	3,301,206
44,435	Noble Energy Inc.	3,243,755
199,198	OPTI Canada, Inc.*	404,025
280,000	Pantheon Resources PLC*	111,536
39,620	Pioneer Natural Resources Co.	2,231,398
68,400	Swift Energy Co.*	2,102,616
62,740	WesternZagros Resources Ltd.*	50,036
		34,999,689

	Oil & Gas - Field Services: 5.7%
106,100	Halliburton Co.	3,196,793
158,280	Helix Energy Solutions Group, Inc.*	2,062,388
84,900	Kentz Corp Ltd.	289,880
		5,549,061

1

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 98.1%	Value

	Oil & Gas - Integrated: 44.4%
337,785	BP PLC	3,195,471
42,936	Cenovus Energy Inc.	1,121,540
43,400	Chevron Corp.	3,291,022
61,028	ConocoPhillips	3,122,803
137,400	ENI SpA	3,223,531
51,743	Hess Corp.	3,236,525
102,800	Marathon Oil Corp.	3,252,592
87,333	OMV AG	3,276,845
2,820,000	PetroChina Co., Ltd.	3,297,885
134,200	Repsol YPF SA	3,177,458
111,771	Royal Dutch Shell PLC	3,232,902
140,250	Statoil ASA	3,247,140
104,176	Suncor Energy, Inc.	3,387,912
56,200	Total SA	3,262,481
		43,326,107

	Oil Refining & Marketing: 3.1%
154,899	Valero Energy Corp.	3,051,510

	Total Common Stocks	95,679,901
	(cost $89,668,280)
	Total Investments in Securities	$95,679,901
	(cost $89,668,280)
		-

	Other Assets less Liabilities: 1.9%	1,806,813

	Net Assets: 100%	$97,486,714

* Non-income producing.
ADR - American Depository Receipt

2

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 97.6%	Value

	Audio/Video Products: 3.7%
38,888	Sony Corp. - ADR	$1,489,799

	Automobile Manufacturers: 3.4%
19,830	Honda Motor Co., Ltd. - ADR	699,801
8,740	Toyota Motor Corp. - ADR	702,871
		1,402,672

	Cable/Satellite TV: 3.7%
79,390	Comcast Corp.	1,494,120

	Commercial Banks: 8.6%
37,560	Capital One Financial Corp.	1,555,360
137,850	Citigroup, Inc.	558,292
30,294	State Street Corp.	1,367,471
		3,481,123

	Computer Aided Design: 3.6%
81,740	Parametric Technology Corp.*	1,475,407

	Computers: 3.6%
19,550	Research In Motion Ltd.*	1,445,722

	E-Commerce: 11.2%
11,290	Amazon.com, Inc.*	1,532,392
53,260	eBay, Inc.*	1,435,357
21,410	NetFlix, Inc.*	1,578,773
		4,546,522

	Electronics: 14.5%
41,270	Garmin Ltd.	1,588,070
80,955	NVIDIA Corp.*	1,406,998
3,990	Samsung Electronics Co., Ltd. - GDR	1,466,325
15,830	L-3 Communications Holdings, Inc.	1,450,503
		5,911,896

	Finance-Investment Bank/Broker: 3.6%
77,740	TD Ameritrade Holding Corp.*	1,481,724

1

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2010 (Unaudited)

Shares	Common Stocks: 97.6%	Value

	Finance-Other Services: 3.7%
13,510	IntercontinentalExchange, Inc.*	1,515,552

	Internet Content-Information: 3.5%
130,590	Infospace, Inc.*	1,443,019

	Multi-line Insurance: 0.3%
4,083	American International Group, Inc.*	139,394

	Oil & Gas Producers: 3.4%
24,530	BP PLC	1,399,927

	Prepackaged Software: 7.1%
40,270	Check Point Software Technologies*	1,411,866
57,610	Oracle Corp.	1,480,001
		2,891,867

	Retail-Discount: 6.9%
22,450	Costco Wholesale Corp.	1,340,489
34,800	Best Buy Co., Inc.	1,480,392
		2,820,881

	Semiconductor: 7.1%
108,900	Applied Materials, Inc.	1,467,972
136,399	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,430,826
		2,898,798

	Telecommunications: 5.7%
29,925	Vodafone Group PLC - ADR	696,953
310,590	Qwest Communications International, Inc.	1,621,280
		2,318,233

	Wireless Equipment: 3.9%
100,892	Nokia OYJ	1,567,862

	Total Common Stocks	39,724,518
	(cost $46,672,669)
	Total Investments in Securities	$39,724,518
	(cost $46,672,669)

	Other Assets less Liabilities: 2.4%	993,481

	Net Assets: 100%	$40,717,999

* Non-income producing.
ADR - American Depository Receipt
GDR - Global Depository Receipt

2

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2010

Note 1 – Organization
Guinness Atkinson Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”),  as a non-diversified, open-end management investment company.  Currently, the Trust offers six separate series:  Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Fund (the “Asia Pacific Dividend Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy  Fund”), and Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), all of which  (each a “Fund” and collectively, the “Funds”) are covered by this report.  The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, and the Alternative Energy Fund and the Asia Pacific Dividend Fund began operations on March 31, 2006.

The Alternative Energy Fund and Asia Focus Fund’s investment objective is long-term capital appreciation.  The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.  The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.  The Global Energy Fund and Global Innovators Fund’s investment objective is long-term capital appreciation.

Note 2 Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading.  Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ investment advisor in accordance with procedures established by the Board of Trustees.  In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of the security used to calculate its net asset value may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  Short-term investments are stated at cost, combined with accrued interest, which approximates market value.  Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2010

B.	Security Transactions. Security transactions are accounted for on the trade date.

C.
Concentration of Risk.  The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors.  The Asia Focus Fund invests substantially all of its assets in the Asian continent.  The Asia Pacific Dividend Fund invests primarily in dividend-producing equity securities of Asia Pacific companies.  The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Funds’ investments.  The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At March 31, 2010, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Fund	China & Hong Kong Fund	Global Energy Fund	Global Innovators Fund
Cost of investments	$75,758,180	$45,576,351	$8,358,212	$164,426,393	$89,668,280	$46,672,669
Gross unrealized appreciation	6,569,446	10,952,033	579,874	87,910,903	10,155,677	2,420,286
Gross unrealized depreciation	(28,491,450)	(410,678)	(905,973)	(11,700,443)	(4,144,056)	(9,368,437)
Net unrealized appreciation (depreciation) on investments	(21,922,004)	10,541,355	(326,099)	76,210,460	6,011,621	(6,948,151)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures

Fair Value Measurements and Disclosures clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2010

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2010, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Energy	$12,484,903	$-	$-	$12,484,903
Industrial	26,287,273	-	-	26,287,273
Technology	8,754,650	-	-	8,754,650
Utilities	5,914,293	-	-	5,914,293
Warrants
Energy	-	20,250	-	20,250
Corporate Bonds
Industrial	-	-	374,807	374,807
Total Investments, at value	$53,441,119	$20,250	$374,807	$53,836,176
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$53,441,119	$20,250	$374,807	$53,836,176

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Alternative Energy Fund	Investments, at value	Other Financial Instruments*
Balance as of 12/31/09	$397,809	$--
Realized gain (loss)	--	--
Change in unrealized appreciation (depreciation)	(23,002)	--
Net purchases (sales)	--	--
Transfers in and/or out of Level 3	--	--
Balance as of 03/31/10	$374,807	--

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2010

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Basic Materials	$8,613,594	$-	$-	$8,613,594
Communications	5,305,853	-	-	5,305,853
Consumer, Cyclical	6,095,678	-	-	6,095,678
Consumer, Non-cyclical	3,466,689	-	-	3,466,689
Energy	14,209,658	-	-	14,209,658
Exchange Traded Funds ("ETFs")	1,405,102	-	-	1,405,102
Financial	1,316,926	-	-	1,316,926
Industrial	6,091,580	-	-	6,091,580
Technology	8,061,439	-	-	8,061,439
Utilities	1,551,187	-	-	1,551,187
Total Investments, at value	$56,117,706	$-	$-	$56,117,706
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$56,117,706	$-	$-	$56,117,706

Asia Pacific Dividend Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Basic Materials	$1,421,747	$-	$-	$1,421,747
Communications	1,109,419	-	-	1,109,419
Consumer, Cyclical	598,207	-	-	598,207
Consumer, Non-cyclical	702,207	-	-	702,207
Energy	744,938	-	-	744,938
Financial	1,199,977	-	-	1,199,977
Industrial	675,441	-	-	675,441
Technology	1,129,392	-	-	1,129,392
Utilities	450,785	-	-	450,785
Total Investments, at value	$8,032,113	$-	$-	$8,032,113
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$8,032,113	$-	$-	$8,032,113

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2010

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Basic Materials	$16,463,606	$-	$-	$16,463,606
Communications	34,141,070	-	-	34,141,070
Consumer, Cyclical	37,206,849	-	-	37,206,849
Consumer, Non-cyclical	8,659,225	-	-	8,659,225
Energy	48,393,557	-	-	48,393,557
Exchange Traded Funds ("ETFs")	7,336,966	-	-	7,336,966
Financial	41,774,611	-	-	41,774,611
Industrial	29,700,431	-	-	29,700,431
Technology	9,456,143	-	-	9,456,143
Utilities	7,504,395	-	-	7,504,395
Total Investments, at value	$240,636,853	$-	$-	$240,636,853
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$240,636,853	$-	$-	$240,636,853

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Energy	$95,565,616	$-	$-	$95,565,616
Industrial	114,285			114,285
Total Investments, at value	$95,679,901	$-	$-	$95,679,901
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$95,679,901	$-	$-	$95,679,901

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks
Communications	$8,875,440	$-	$-	$8,875,440
Consumer, Cyclical	7,572,971	-	-	7,572,971
Energy	1,480,392	-	-	1,480,392
Financial	7,987,987	-	-	7,987,987
Industrial	2,878,377	-	-	2,878,377
Technology	10,929,351	-	-	10,929,351
Total Investments, at value	$39,724,518	$-	$-	$39,724,518
Other Financial Instruments*	$-	$-	$-	$-
Total Assets	$39,724,518	$-	$-	$39,724,518

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps contracts.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2010

Note 5 - Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.  As of March 31, 2010 and during the three months then ended, the Funds did not hold any securities requiring disclosure.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	5/28/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	5/28/10

By:*	Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/28/10

* Print the name and title of each signing officer under his or her signature.